OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income [abstract]
Interest and other investment income	$ 68	$ 59	$ 47
Gain on regulatory and contract settlement	43	35	61
Gain on disposition of development assets	0	202	10
Other	25	8	10
Other income, net	$ 136	$ 304	$ 128